COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 25. COMMITMENTS AND CONTINGENCIES

Commitments

(a) Operating Leases

We rent certain properties which are used as office premises under lease agreements that expire at various dates through 2021. The following table sets forth our future aggregate minimum lease payments required under these operating leases, as of December 31, 2016:

(in US$ thousands)	Amount
2017	$549
2018	497
2019	496
2020	496
2021	83
$2,121

Rental expense for operating leases amounted to $1.0 million, $909 thousand and $821 thousand for the years ended December 31, 2014, 2015 and 2016, respectively.

(b) License Agreements

We have contractual obligations under various license agreements to pay the licensors license fees and minimum guarantees against future royalties. The following table summarizes the committed license fees and minimum guarantees against future royalties set forth in our significant license agreements as of December 31, 2016.

(in US$ thousands)	License fees	Minimum guarantees against future royalties	Total
Minimum required payments:
In 2017	$—	$60	$60
After 2017	—	—	—
	$—	$60	$60

The minimum guarantees against future royalties and license fees are generally not required to be paid until the licensed games are commercially released or until certain milestones are achieved, as stipulated in the individual license agreements.

Contingencies

We are subject to legal proceedings and claims that arise in the normal course of business. Currently there are no outstanding claims or litigation against us.